Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 07, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 06, 2015